Accrued Expenses (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses (Textual)
Accrued expenses include an obligation	$ 6,947 [1]	[1]	$ 881
Accrued services related to legal costs	1,029,069	553,037
Accrued services related to other service costs	$ 89,803	$ 47,302

[1]	Accrued expenses include an obligation to issue stock options to a consultant that has met vesting requirements as of June 30, 2018 in the amount of $6,947. See Note 10 - Stock-Based Compensation for further detail.